Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam
Discovery Growth
Fund

6 | 30 | 05

Semiannual Report

[GRAPHICS OMITTED: VINEYARD COVER, SCALE AND LOGO]

GROWTH FUNDS
look for stocks of
companies that
have the potential
to grow over time.


What makes Putnam different?

[GRAPHIC OMITTED: FOUNDER]

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

[GRAPHIC OMITTED: JUSTICE SAMUEL PUTNAM 1830]


A time-honored tradition in money management

Since 1937, our values have been rooted in a profound sense of responsibility for the money entrusted to us.

A prudent approach to investing

We use a research-driven team approach to seek consistent, dependable, superior investment results over time, although there is no guarantee a fund will meet its objectives.

Funds for every investment goal

We offer a broad range of mutual funds and other financial products so investors and their advisors can build diversified portfolios.

A commitment to doing what's right for investors

We have below-average expenses and stringent investor protections, and provide a wealth of information about the Putnam funds.

Industry-leading service

We help investors, along with their financial advisors, make informed investment decisions with confidence.


Putnam
Discovery Growth
Fund

6 | 30 | 05

Semiannual Report

Message from the Trustees                                 2
About the fund                                            4
The period in review                                      7
Performance                                              12
Expenses                                                 14
Turnover                                                 16
Risk                                                     17
Your fund's management                                   18
Terms and definitions                                    21
Trustee approval of management contract                  23
Other information for shareholders                       28
Financial statements                                     29
Shareholder meeting results                              58
Brokerage commissions                                    60

Cover photograph: Vineyard, Napa County, California[C] Charles O'Rear


Message from the Trustees

Dear Fellow Shareholder

During the period ended June 30, 2005, the Federal Reserve Board's more restrictive monetary policy, along with high energy prices, began to moderate the pace of economic expansion. International markets generally outperformed stock and bond markets in the United States. However, the U.S. dollar strengthened against foreign currencies, partially offsetting the effects of these gains. Amid the uncertainties of this environment, the in-depth, professional research and active management that mutual funds can provide makes them an intelligent choice for today's investors.

We want you to know that Putnam Investments' management team, under the leadership of Chief Executive Officer Ed Haldeman, continues to focus on investment performance and remains committed to putting the interests of shareholders first. In keeping with these goals, we have redesigned and expanded our shareholder reports to make it easier for you to learn more about your fund.

More information about your fund's strategy and history has been added to this report. We have also included additional information about your fund's management team, including compensation data pertaining to your fund. Furthermore, on page 23 we provide information about the 2005 approval by the Trustees of your fund's management contract with Putnam.

We would also like to take this opportunity to announce the retirement of one of your fund's Trustees, Ronald J. Jackson, who has been an independent Trustee of the Putnam funds since 1996. We thank him for his service.

In the following pages, members of your fund's management team discuss the fund's performance, strategies, and their outlook for the months ahead.

Respectfully yours,

/S/ GEORGE PUTNAM, III
George Putnam, III
President of the Funds

/S/ JOHN A. HILL
John A. Hill
Chairman of the Trustees

August 17, 2005


[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM, III AND JOHN A. HILL]


Putnam Discovery Growth Fund: investing in companies at all stages of the business "life cycle"

Through 12 years of changing financial markets, Putnam Discovery Growth Fund has benefited from its ability to invest in any growing company -- regardless of the company's size or industry. Take a look at the fund's portfolio in this report, and you'll find global giants such as Microsoft and ExxonMobil, as well as less-recognizable companies such as Maverick Tube, Autoliv, and Hughes Supply.

The fund's flexible approach allows the management teams to seek opportunities wherever they can be found, tapping into the growth potential of companies at all stages of the business life cycle. This is important because stocks of small, midsize, and large companies all offer distinct advantages -- and different levels of risk -- for investors.

Large companies tend to be well-established leaders whose growth rates and stock prices remain fairly stable. On the other hand, smaller, less mature companies have the potential to grow at much faster rates, but their stocks may experience more ups and downs. Stocks of midsize companies fall somewhere in between; they may not be growing as fast as their smaller counterparts, but their stock prices and growth rates are likely to be more stable.

The fund's managers look for attractive opportunities across this universe of growth stocks, and they can seek to strategically shift the portfolio's holdings as market conditions change. This is a valuable advantage, since markets can be volatile at times, and the growth potential offered by these stocks comes with the risk of greater price fluctuations.

So, how do the fund's management teams sort through thousands of companies to find the leaders? They have the support of Putnam's in-house research organization, where analysts rigorously monitor stocks of growing companies. These analysts have specialized industry expertise and visit with the management of thousands of companies each year to determine which companies have the best prospects.


Fund holdings have ranged from established leaders to emerging-growth companies.

[GRAPHICS OMITTED: LAPTOP, TOOLBOX, SATELLITE DISH AND FIRST AID BOX]

1995

America Online

As Internet usage exploded, this service provider quickly became a household name; today, it is a subsidiary of Time Warner, Inc.

1996

The Home Depot

Opened in 1979 with 3 stores and $7 million in sales; today, the largest home-improvement retailer with over 1,800 stores and $73 billion in sales (fiscal 2004)

1998

Clear Channel Communications

Benefited from the Telecommunications Act of 1996, which enabled industry consolidation; today, a dominant diversified media company

2001

Johnson & Johnson

The fund also invests in more traditional growth companies, such as this large, established pharmaceutical company


Regardless of how market conditions may change in the years ahead, Putnam Discovery Growth Fund's teams will remain focused on capturing growth potential for investors.

[GRAPHIC OMITTED: TELESCOPE]

In-depth analysis is key to successful stock selection.

Drawing on the expertise of a dedicated team of stock analysts, the fund's management teams seek attractive growth stocks. Once a stock is selected for the portfolio, it is regularly assessed by members of the teams to ensure that it continues to meet their criteria, including:

Growth They examine each company's financials, including its sales and earnings, and target those believed to offer growth potential.

Quality They look for high-quality companies, seeking characteristics such as solid management teams, sound business models, a record of strong performance, and high levels of free-cash flow.

Valuation They carefully consider how each stock is valued, seeking stocks whose valuations are attractive relative to the company's growth potential.

[GRAPHICS OMITTED: COFFEE AND MINER HAT]

2003

Starbucks

Founded in 1975, the company today has thousands of outlets worldwide

2004

CONSOL Energy

This coal and gas company has benefited recently as energy outperformed many other sectors

Source: Company Web sites as of 6/30/05.

Identified holdings were held during the specific year; they will vary over time. The fund may not have continued to hold the security in the portfolio, and may have sold it at a loss. Performance of identified holdings in a year may not be representative of the fund's returns during the same period. Securities purchased in the future may not generate similar returns. This is not an offer to sell or a recommendation to buy any individual security. For more information on current fund holdings, see page 8.

Putnam Discovery Growth Fund seeks long-term growth of capital by investing in companies of all sizes across a range of industries. The fund is designed for investors aggressively seeking long-term capital appreciation primarily through common stocks of U.S. companies.


------------------------------------------------------------------------------
Highlights

* For the six months ended June 30, 2005, Putnam Discovery Growth Fund's class A shares returned -0.87% without sales charges.

* The fund's benchmarks, the Russell Midcap Growth Index and the Russell 2500 Growth Index, returned 1.70% and -0.92%, respectively.

* The average return for the fund's Lipper category, Multi-Cap Growth Funds, was -1.46%.

* Additional fund performance, comparative performance, and Lipper data can be found in the performance section beginning on page 12.

------------------------------------------------------------------------------
Performance

Total return for class A shares for periods ended 6/30/05

Since the fund's inception (4/14/93), annualized return is 8.02% at NAV; and 7.55% at POP.

------------------------------------------------------------------------------
                   Annualized return           Cumulative return
                   NAV           POP           NAV           POP
------------------------------------------------------------------------------
10 years          5.53%         4.96%        71.32%        62.27%
------------------------------------------------------------------------------
5 years         -13.66        -14.58        -52.01        -54.53
------------------------------------------------------------------------------
1 year            3.26         -2.17          3.26         -2.17
------------------------------------------------------------------------------
6 months            --            --         -0.87         -6.09
------------------------------------------------------------------------------

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Returns at NAV do not reflect a sales charge of 5.25%. For the most recent month-end performance, visit www.putnam.com. For a portion of the period, this fund limited expenses, without which returns would have been lower. A short-term trading fee of up to 2% may apply.


Report from the fund managers

The period in review

In an uncertain environment for growth stocks, your fund's return at net asset value (NAV, or without sales charges) was better than the average return for its Lipper category and in line with the return for one of its benchmarks, the Russell 2500 Growth Index. However, the fund did not perform as well as its other benchmark, the Russell Midcap Growth Index. Stock selection in sectors such as consumer staples and basic materials held back returns relative to this benchmark. In addition, stocks of large companies, which make up a significant portion of the fund's portfolio but are not represented in this benchmark, underperformed during the period. Strength from the fund's energy and retail holdings, and an overweight position in the energy sector relative to the benchmarks, helped returns.

Market overview

During the six months ended June 30, 2005, the stock market's progress was held back by worries about rising oil prices, slowing economic growth, and interest-rate increases by the Federal Reserve Board (the Fed). After a strong rally at the close of 2004, stocks advanced in early 2005, then fell sharply in March and April. Stock performance was somewhat choppy for the next three months.

Although a temporary decline in oil prices helped stocks early in the year, investors became concerned once again when oil climbed back to record highs. At the same time, investors were preoccupied with inflation and the Fed's series of short-term interest-rate increases. In June, the Fed raised short-term interest rates for the ninth consecutive time in a year. While this rate increase was expected, investors were discouraged by the Fed's statement about inflation pressures remaining "elevated," an indication that more increases were likely. As the period drew to a close, investors were eagerly anticipating quarterly earnings reports, hoping for indications of healthy corporate profit growth.

Strategy overview

At the close of the fund's last fiscal year, we reported a change in your fund's management team, as well as some modest shifts in strategy that are designed to improve investment performance over time. In particular, we now place a greater emphasis on generating incremental returns across a wider range of investment opportunities. We typically allocate approximately 30% of the fund's portfolio to large-cap stocks and 70% to small- and mid-cap stocks. Although top-down macroeconomic, market, and sector analysis are important aspects of our investment process, they are secondary to our bottom-up stock-selection focus.

We target companies that, based on our evaluation, have skilled management teams and solid business models, such as those that occupy well-defined niches in rapidly growing industries. From that group, we select stocks that appear attractively priced relative to their potential. Our process also includes risk controls that call for selling positions to capture profits when appropriate price points are reached, and which limit how much the fund holds of each individual stock and the size of the fund's position in a particular sector or industry.

Your fund's holdings

Among the holdings that contributed positively to performance during the period was Ryland Group, a home-building and mortgage-financing company, which benefited as the nation's boom in home building and construction continued. In the aerospace and defense sector of the fund's portfolio, BAE Systems, formerly United Defense Industries, was a strong performer. BAE is a global leader in the development of armored combat vehicles and a major supplier to the U.S. Army and Marine Corps. Another highlight in aerospace and defense was the fund's position in the stock of aircraft maker Boeing. Sales of the company's 787 Dreamliner aircraft have far surpassed expectations, while its rival, the Airbus SAS, has met with production delays. By the close of the period, we had sold the fund's positions in Boeing and BAE Systems.

------------------------------------------------------------------------------
Market sector performance

These indexes provide an overview of performance in different market sectors for the six months ended 6/30/05.

------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------
Russell Midcap Growth Index (midsize-company growth stocks)             1.70%
------------------------------------------------------------------------------
Russell 2500 Growth Index (growth stocks of small
and midsize companies)                                                 -0.92%
------------------------------------------------------------------------------
Russell 3000 Index (broad stock market)                                -0.01%
------------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                 -1.17%
------------------------------------------------------------------------------
Bonds
------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         2.51%
------------------------------------------------------------------------------
JP Morgan Global High Yield Index (global high-yield corporate bonds)   1.13%
------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency securities)      2.93%
------------------------------------------------------------------------------

In the retail sector, crafts-store chain Michael's Stores helped boost fund performance during the period. The company benefited from a number of operational improvements, including a new inventory system, and its earnings exceeded expectations. Another retail stock that gained considerably during the period was Aeropostale, a casual clothing chain with 597 stores in 47 states. Aeropostale has had great success with its target market, 11- to 18-year-olds.

Another positive contributor to performance was MEMC Electronic Materials, a producer of silicon wafers used in computers, telecommunications equipment, cars, consumer electronics products, and defense systems. The stock of CONSOL Energy, a coal and gas company, was another highlight in the portfolio during the period.

------------------------------------------------------------------------------
Comparison of top industry weightings

This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.

[GRAPHIC OMITTED: horizontal bar chart COMPARISON OF TOP INDUSTRY WEIGHTINGS]

                            as of           as of
                         12/31/04         6/30/05

Retail                      10.4%            8.5%
-------------------------------------------------

Health-care
services                     6.4%            7.3%
-------------------------------------------------

Medical
technology                   4.4%            6.1%
-------------------------------------------------

Pharmaceuticals              5.9%            5.5%
-------------------------------------------------

Software                    10.1%            5.1%
-------------------------------------------------

A number of holdings detracted from performance for the semiannual period, including RSA Security. This company develops systems to safeguard organizations' data from non-authorized access and identity theft. The company commands a healthy market share and had anticipated a spike in earnings growth. Its efforts to expand a software line, however, proved to be a drag on profits and the company missed its earnings target, causing share prices to fall. As of the close of the period, we had sold this stock from the portfolio.

Another disappointment was the stock of TASER International, the maker of the non-lethal self-defense devices also known as "stun guns." We had expected high growth rates from this company, which had demonstrated success selling its product for use in law enforcement. However, the company's stock was severely punished after a wrongful death suit was filed against the company, alleging that a Taser device caused the death of a man shot by police officers. This stock was also sold from the portfolio by the end of the semiannual period. Skyworks Solutions is another company that did not meet our growth expectations and dampened fund performance. The stock of this company, which manufactures semiconductors for mobile communications, was also sold from the portfolio.

Lower-than-expected demand in the steel industry resulted in a sharp decline for fund holding Steel Dynamics, a maker of rolled and coated steel products. We believe this stock has been punished too harshly by the market, and we added to the fund's position to take advantage of its low price. It remained in the portfolio as of the close of the period.


------------------------------------------------------------------------------
Top holdings

This table shows the fund's top holdings, and the percentage of the fund's net assets that each comprised, as of 6/30/05. The fund's holdings will change over time.
-----------------------------------------------------------------------------------
Holding (percent of fund's net assets)                     Industry
-----------------------------------------------------------------------------------
ExxonMobil Corp. (1.6%)                                    Oil and gas
-----------------------------------------------------------------------------------
American International Group, Inc. (1.3%)                  Insurance
-----------------------------------------------------------------------------------
Johnson & Johnson (1.3%)                                   Pharmaceuticals
-----------------------------------------------------------------------------------
Dell, Inc. (1.1%)                                          Computers
-----------------------------------------------------------------------------------
Commerce Bancorp, Inc. (1.1%)                              Banking
-----------------------------------------------------------------------------------
Altria Group, Inc. (1.0%)                                  Tobacco
-----------------------------------------------------------------------------------
Cisco Systems, Inc. (1.0%)                                 Communications equipment
-----------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A (1.0%)                     Retail
-----------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc. (The) (0.9%)    Financial
-----------------------------------------------------------------------------------
NVR, Inc. (0.9%)                                           Homebuilding
-----------------------------------------------------------------------------------




Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.


------------------------------------------------------------------------------
The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management teams' plans for responding to them

At the close of the fund's fiscal year, worries about rising interest rates and spiking oil prices were weighing on the financial markets. Higher energy prices could eventually have a negative effect on corporate profits and consumer spending. However, there was also good news, including relatively tame inflation, a strong housing market, and a jump in consumer confidence, which was reported by the Conference Board in June.

Regardless of the direction the markets take in the months ahead, we remain focused on the long-term potential of individual companies rather than short-term developments in the economy. While the market as a whole is affected by world events and economic cycles, we believe investors' long-term goals are best served by the fund's diversified portfolio and our bottom-up approach to stock selection, which relies heavily on fundamental research and analysis. Of course, our beliefs about general themes at work in the market do influence our decisions as well.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.


Your fund's performance

This section shows your fund's performance during the first half of its fiscal year, which ended June 30, 2005. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnam.com.


------------------------------------------------------------------------------
Fund performance

Total return for periods ended 6/30/05

-------------------------------------------------------------------------------------------------------------
                    Class A            Class B             Class C             Class M            Class R
(inception dates)  (4/14/93)          (10/2/95)            (2/1/99)           (10/2/95)          (12/1/03)
-------------------------------------------------------------------------------------------------------------
                   NAV       POP       NAV       CDSC      NAV       CDSC      NAV       POP       NAV
-------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)    8.02%     7.55%     7.22%      7.22%    7.22%      7.22%    7.49%     7.18%     7.75%
-------------------------------------------------------------------------------------------------------------
10 years         71.32     62.27      58.94     58.94    59.07      59.07    63.17     57.46     67.11
Annual average    5.53      4.96       4.74      4.74     4.75       4.75     5.02      4.64      5.27
-------------------------------------------------------------------------------------------------------------
5 years         -52.01    -54.53     -53.76    -54.64   -53.78     -53.78   -53.19    -54.83    -52.58
Annual average  -13.66    -14.58     -14.30    -14.62   -14.30     -14.30   -14.09    -14.70    -13.86
-------------------------------------------------------------------------------------------------------------
1 year            3.26     -2.17       2.46     -2.54     2.45       1.45     2.71     -0.85      3.02
-------------------------------------------------------------------------------------------------------------
6 months         -0.87     -6.09      -1.25     -6.19    -1.27      -2.26    -1.16     -4.63     -0.99
-------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.25% and 3.50%, respectively (which for class M shares does not reflect a reduction in sales charges that went into effect on April 1, 2005; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R shares have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

For a portion of the period, this fund limited expenses, without which returns would have been lower.

A 2% short-term trading fee may be applied to shares exchanged or sold within 5 days of purchase.


------------------------------------------------------------------------------
Comparative index returns

For periods ended 6/30/05

------------------------------------------------------------------------------
                     Russell  Midcap   Russell 2500   Lipper Multi-Cap Growth
                      Growth Index      Growth Index  Funds category average*
------------------------------------------------------------------------------
Annual average
(life of fund)             9.90%           8.75%              9.98%
------------------------------------------------------------------------------
10 years                 146.34          110.89             137.26
Annual average             9.43            7.75               8.46
------------------------------------------------------------------------------
5 years                  -23.55          -17.79             -32.05
Annual average            -5.23           -3.84              -8.58
------------------------------------------------------------------------------
1 year                    10.86            7.46               5.01
------------------------------------------------------------------------------
6 months                   1.70           -0.92              -1.46
------------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month and 1-, 5-, and 10-year periods ended 6/30/05 there were 431, 419, 247, and 73 funds, respectively, in this Lipper category.

------------------------------------------------------------------------------
Fund price and distribution* information

For the six-month period ended 6/30/05

------------------------------------------------------------------------------
               Class A           Class B   Class C   Class M          Class R
------------------------------------------------------------------------------
Share value:   NAV      POP      NAV       NAV       NAV      POP     NAV
------------------------------------------------------------------------------
12/31/04    $17.27   $18.23   $16.03    $16.53    $16.46   $17.06  $17.23
------------------------------------------------------------------------------
6/30/05      17.12    18.07    15.83     16.32     16.27    16.82+  17.06
------------------------------------------------------------------------------

* The fund made no distributions during the period.

+ Reflects a reduction in sales charges that took effect on April 1, 2005.


Your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

------------------------------------------------------------------------------
Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Discovery Growth Fund from January 1, 2005, to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

------------------------------------------------------------------------------
                               Class A   Class B   Class C   Class M   Class R
------------------------------------------------------------------------------
Expenses paid per $1,000*        $7.60    $11.28    $11.28    $10.06     $8.83
------------------------------------------------------------------------------
Ending value (after expenses)  $991.30   $987.50   $987.30   $988.40   $990.10
------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/05. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period then multiplying the result by the number of days in the period and then dividing that result by the number of days in the year.

------------------------------------------------------------------------------
Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended June 30, 2005, use the calculation method below. To find the value of your investment on January 1, 2005, go to www.putnam.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 01/01/2005 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.


------------------------------------------------------------------------------
How to calculate the expenses you paid
------------------------------------------------------------------------------
                                                                    Total
Value of your                            Expenses paid            = expenses
investment on 1/1/05  [DIV]  $1,000  x   per $1,000                 paid
------------------------------------------------------------------------------
Example Based on a $10,000 investment in class A shares of your fund.
------------------------------------------------------------------------------
$10,000               [DIV]  $1,000  x   $7.60 (see table above)  = $76.00
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Compare expenses using the SEC's method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

-------------------------------------------------------------------------------
                                Class A   Class B   Class C   Class M   Class R
-------------------------------------------------------------------------------
Expenses paid per $1,000*         $7.70    $11.43    $11.43    $10.19     $8.95
-------------------------------------------------------------------------------
Ending value (after expenses) $1,017.16 $1,013.44 $1,013.44 $1,014.68 $1,015.92
-------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/05. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period then multiplying the result by the number of days in the period and then dividing that result by the number of days in the year.

------------------------------------------------------------------------------
Compare expenses using industry averages

You can also compare your fund's expenses with the average of its peer group, as defined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.

------------------------------------------------------------------------------
                               Class A   Class B   Class C   Class M   Class R
------------------------------------------------------------------------------
Your fund's annualized
expense ratio+                 1.54%     2.29%     2.29%     2.04%     1.79%
------------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer group++  1.57%     2.32%     2.32%     2.07%     1.82%
------------------------------------------------------------------------------

 + For the fund's most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

++ Simple average of the expenses of all front-end load funds in the fund's
   Lipper peer group, calculated in accordance with Lipper's standard method for comparing fund expenses (excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses). This average reflects each fund's expenses for its most recent fiscal year available to Lipper as of 6/30/05. To facilitate comparison, Putnam has adjusted this average to reflect the 12b-1 fees carried by each class of shares. The peer group may include funds that are significantly smaller or larger than the fund, which may limit the comparability of the fund's expenses to the simple average, which typically is higher than the asset-weighted average.


Your fund's portfolio turnover

Putnam funds are actively managed by teams of experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund's managers buy and sell securities for your fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund's assets within a one-year period. Funds with high turnover may be more likely to generate capital gains and dividends that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

------------------------------------------------------------------------------
Turnover comparisons

Percentage of holdings that change every year

------------------------------------------------------------------------------
                                2004     2003    2002    2001    2000
------------------------------------------------------------------------------
Putnam Discovery Growth Fund    93%      62%     75%*    83%     105%
------------------------------------------------------------------------------
Lipper Multi-Cap Growth
Funds category average          150%     177%    152%    180%    144%
------------------------------------------------------------------------------

  Turnover data for the fund is calculated based on the fund's fiscal-year period, which ends on December 31. Turnover data for the fund's Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated year. Fiscal years vary across funds in the Lipper category, which may limit the comparability of the fund's portfolio turnover rate to the Lipper average. Comparative data for 2004 is based on information available as of 6/30/05.

* Portfolio turnover excludes the impact of assets received from the acquisition of Putnam New Century Growth Fund and Putnam Technology Fund.


Your fund's risk

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.

------------------------------------------------------------------------------
Your fund's Overall Morningstar Risk

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of June 30, 2005. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

Fund's Overall
Morningstar Risk       6.45

U.S. stock
fund average           3.10

0%   INCREASING RISK   100%

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Your fund's management

Your fund is managed by the members of the Putnam Large-Cap Growth and Small and Emerging Growth teams. Richard Weed is the Portfolio Leader and Robert Ginsberg and Raymond Haddad are Portfolio Members of your fund. The Portfolio Leader and Portfolio Members coordinate the teams' management of the fund.

For a complete listing of the members of the Putnam Large-Cap Growth and Small and Emerging Growth teams, including those who are not Portfolio Leaders or Portfolio Members of your fund, visit Putnam's Individual Investor Web site at www.putnam.com.


------------------------------------------------------------------------------
Fund ownership by the Portfolio Leader and Portfolio Members

The table below shows how much the fund's current Portfolio Leader and Portfolio Members have invested in the fund (in dollar ranges). Information shown is as of June 30, 2005, and June30, 2004.

-----------------------------------------------------------------------------------------------------------------
                                        $1 -         $10,001 -   $50,001 -    $100,001 -  $500,001 -   $1,000,001
                         Year   $0      $10,000      $50,000     $100,000     $500,000    $1,000,000   and over
-----------------------------------------------------------------------------------------------------------------
Richard Weed             2005    *
-----------------------------------------------------------------------------------------------------------------
Portfolio Leader         N/A
-----------------------------------------------------------------------------------------------------------------
Robert Ginsberg          2005    *
-----------------------------------------------------------------------------------------------------------------
Portfolio Member         N/A
-----------------------------------------------------------------------------------------------------------------
Raymond Haddad           2005    *
-----------------------------------------------------------------------------------------------------------------
Portfolio Member         N/A
-----------------------------------------------------------------------------------------------------------------

N/A indicates the individual was not a Portfolio Leader or Portfolio Member as of 6/30/04.



------------------------------------------------------------------------------
Fund manager compensation

The total 2004 fund manager compensation that is attributable to your fund is approximately $520,000. This amount includes a portion of 2004 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage taken as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2004 compensation paid to the Chief Investment Officer of the team and the Group Chief Investment Officers of the fund's broader investment categories for their oversight responsibilities, calculated based on the fund assets they oversee taken as a percentage of the total assets they oversee. This amount does not include compensation of other personnel involved in research, trading, administration, systems, compliance, or fund operations; nor does it include non-compensation costs. These percentages are determined as of the fund's fiscal period-end. For personnel who joined Putnam Management during or after 2004, the calculation reflects annualized 2004 compensation or an estimate of 2005 compensation, as applicable.

------------------------------------------------------------------------------
Other Putnam funds managed by the Portfolio Leader and Portfolio Members

Richard Weed is also a Portfolio Leader of Putnam OTC & Emerging Growth Fund and Putnam Small Cap Growth Fund. He is also a Portfolio Member of Putnam New Opportunities Fund.

Robert Ginsberg is also a Portfolio Leader of Putnam Growth Opportunities Fund and Putnam Voyager Fund.

Raymond Haddad is also a Portfolio Member of Putnam OTC & Emerging Growth
Fund.

Richard Weed, Robert Ginsberg, and Raymond Haddad may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

------------------------------------------------------------------------------
Changes in your fund's Portfolio Leader and Portfolio Members

During the year ended June 30, 2005, Richard Weed became Portfolio Leader and Robert Ginsberg and Raymond Haddad became Portfolio Members of your fund. In addition, Portfolio Leader Roland Gillis and Portfolio Members Daniel Miller and David Santos left your fund's management team.



------------------------------------------------------------------------------
Fund ownership by Putnam's Executive Board

The table below shows how much the members of Putnam's Executive Board have invested in the fund (in dollar ranges). Information shown is as of June 30, 2005, and June 30, 2004.

-----------------------------------------------------------------------------------------
                                                  $1 -     $10,001 -  $50,001 -  $100,001
                                     Year   $0    $10,000  $50,000    $100,000   and over
-----------------------------------------------------------------------------------------
Philippe Bibi                        2005    *
-----------------------------------------------------------------------------------------
Chief Technology Officer             2004    *
-----------------------------------------------------------------------------------------
John Boneparth                       2005    *
-----------------------------------------------------------------------------------------
Head of Global Institutional Mgmt    2004    *
-----------------------------------------------------------------------------------------
Joshua Brooks                        2005    *
-----------------------------------------------------------------------------------------
Deputy Head of Investments           N/A
-----------------------------------------------------------------------------------------
Kevin Cronin                         2005    *
-----------------------------------------------------------------------------------------
Head of Investments                  2004    *
-----------------------------------------------------------------------------------------
Charles Haldeman, Jr.                2005                     *
-----------------------------------------------------------------------------------------
President and CEO                    2004    *
-----------------------------------------------------------------------------------------
Amrit Kanwal                         2005            *
-----------------------------------------------------------------------------------------
Chief Financial Officer              2004            *
-----------------------------------------------------------------------------------------
Steven Krichmar                      2005    *
-----------------------------------------------------------------------------------------
Chief of Operations                  2004    *
-----------------------------------------------------------------------------------------
Francis McNamara, III                2005            *
-----------------------------------------------------------------------------------------
General Counsel                      2004    *
-----------------------------------------------------------------------------------------
Richard Monaghan                     2005                                             *
-----------------------------------------------------------------------------------------
Head of Retail Management            2004                                             *
-----------------------------------------------------------------------------------------
Richard Robie, III                   2005    *
-----------------------------------------------------------------------------------------
Chief Administrative Officer         2004    *
-----------------------------------------------------------------------------------------
Edward Shadek                        2005    *
-----------------------------------------------------------------------------------------
Deputy Head of Investments           N/A
-----------------------------------------------------------------------------------------

N/A indicates the individual was not a member of Putnam's Executive Board as of 6/30/04.



Terms and definitions

------------------------------------------------------------------------------
Important terms

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.25% maximum sales charge for class A shares and 3.50% for class M shares (since reduced to 3.25%).

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

------------------------------------------------------------------------------
Share classes

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


------------------------------------------------------------------------------
Comparative indexes

JP Morgan Global High Yield Index is an unmanaged index of global high-yield fixed-income securities.

Lehman Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Russell Midcap Growth Index is an unmanaged index of those companies in the Russell Midcap Index chosen for their growth orientation.

Russell 2500 Growth Index is an unmanaged index of those companies in the small/mid-cap Russell 2500 Index chosen for their growth orientation.

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on total return at net asset value.


Trustee approval of management contract

------------------------------------------------------------------------------
General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund's management contract with Putnam Management. In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the "Independent Trustees"), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months beginning in March and ending in June 2005, the Contract Committee met five times to consider the information provided by Putnam Management and other information developed with the assistance of the Board's independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended and the Independent Trustees approved the continuance of your fund's management contract, effective July 1, 2005.

This approval was based on the following conclusions:

* That the fee schedule currently in effect for your fund represents reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

* That such fee schedule represents an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements in prior years.

------------------------------------------------------------------------------
Model fee schedules and categories; total expenses

The Trustees' review of the management fees and total expenses of the Putnam funds focused on three major themes:

* Consistency. The Trustees, working in cooperation with Putnam
  Management, have developed and implemented a series of model fee schedules for the Putnam funds designed to ensure that each fund's management fee is consistent with the fees for similar funds in the Putnam family of funds and compares favorably with fees paid by competitive funds sponsored by other investment advisers. Under this approach, each Putnam fund is assigned to one of several fee categories based on a combination of factors, including competitive fees and perceived difficulty of management, and a common fee schedule is implemented for all funds in a given fee category. The Trustees reviewed the model fee schedule currently in effect for your fund, including fee levels and breakpoints, and the assignment of the fund to a particular fee category under this structure. ("Breakpoints" refer to reductions in fee rates that apply to additional assets once specified asset levels are reached.) The Trustees concluded that no changes should be made in the fund's current fee schedule at this time.

* Competitiveness. The Trustees also reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the 10th percentile in management fees and in the 33rd percentile in total expenses (less any applicable 12b-1 fees) as of December 31, 2004 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds). The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. They noted that such expense ratio increases were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management, in consultation with the Contract Committee, has committed to maintain at least through 2006. The Trustees expressed their intention to monitor this information closely to ensure that fees and expenses of the Putnam funds continue to meet evolving competitive standards.

* Economies of scale. The Trustees concluded that the fee schedule currently in effect for your fund represents an appropriate sharing of economies of scale at current asset levels. Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as a fund grows in size and crosses specified asset thresholds. The Trustees examined the existing breakpoint structure of the funds' management fees in light of competitive industry practices. The Trustees considered various possible modifications to the current breakpoint structure, but ultimately concluded that the current breakpoint structure continues to serve the interests of fund shareholders. Accordingly, the Trustees continue to believe that the fee schedules currently in effect for the funds represent an appropriate sharing of economies of scale at current asset levels. The Trustees noted that significant redemptions in many Putnam funds, together with significant changes in the cost structure of Putnam Management, have altered the economics of Putnam Management's business in significant ways. In view of these changes, the Trustees intend to consider whether a greater sharing of the economies of scale by fund shareholders would be appropriate if and when aggregate assets in the Putnam funds begin to experience meaningful growth.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management's revenues, expenses and profitability with respect to the funds' management contracts, allocated on a fund-by-fund basis.

------------------------------------------------------------------------------
Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees' evaluation of the quality of services provided by Putnam Management under your fund's management contract. The Trustees were assisted in their review of the funds' investment process and performance by the work of the Investment Oversight Committees of the Trustees, which meet on a regular monthly basis with the funds' portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high quality investment process -- as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel -- but also recognize that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing the fund's performance with various benchmarks and with the performance of competitive funds. The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and continued to discuss with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional remedial changes are warranted.

In the case of your fund, the Trustees considered that your fund's Class A share performance at net asset value was in the following percentiles of its Lipper Inc. peer group for the one-, three- and five-year periods ended December 31, 2004 (the first percentile being the best performing funds and the 100th percentile being the worst performing funds):

    One-year period            Three-year period          Five-year period
------------------------------------------------------------------------------
         78th                          68th                      86th

(Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report.) The Trustees noted the disappointing performance for your fund for the one- and five-year periods ended December 31, 2004. In this regard, the Trustees considered that, over the last year, Putnam Management has clarified the fund's investment philosophy and made substantial changes to the investment team. In addition, the fund has adopted a redesigned investment process which incorporates a blend of quantitative techniques and fundamental analysis.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees believe that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds' Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees believe that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees' view, the alternative of terminating a management contract and engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

------------------------------------------------------------------------------
Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include principally benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage is earmarked to pay for research services that may be utilized by a fund's investment adviser. The Trustees believe that soft-dollar credits and other potential benefits associated with the allocation of fund brokerage, which pertains mainly to funds investing in equity securities, represent assets of the funds that should be used for the benefit of fund shareholders. This area has been marked by significant change in recent years. In July 2003, acting upon the Contract Committee's recommendation, the Trustees directed that allocations of brokerage to reward firms that sell fund shares be discontinued no later than December 31, 2003. In addition, commencing in 2004, the allocation of brokerage commissions by Putnam Management to acquire research services from third-party service providers has been significantly reduced, and continues at a modest level only to acquire research that is customarily not available for cash. The Trustees will continue to monitor the allocation of the funds' brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

The Trustees' annual review of your fund's management contract also included the review of its distributor's contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company, all of which provide benefits to affiliates of Putnam Management.

------------------------------------------------------------------------------
Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but have not relied on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Other information for shareholders

------------------------------------------------------------------------------
A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

------------------------------------------------------------------------------
Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds' proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, are available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC's Web site, www.sec.gov. If you have questions about finding forms on the SEC's Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds' proxy voting guidelines and procedures at no charge by calling Putnam's Shareholder Services at 1-800-225-1581.

------------------------------------------------------------------------------
Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund's Forms N-Q on the SEC's Web site at www.sec.gov. In addition, the fund's Forms N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.

Financial statements

------------------------------------------------------------------------------
A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by the fund's net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio 6/30/05 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.5%) *
-----------------------------------------------------------------------------------------------------------------
                                                                                        Shares              Value
-----------------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.1%)
DRS Technologies, Inc.                                                                 138,100         $7,081,768
L-3 Communications Holdings, Inc.                                                       61,200          4,686,696
Lockheed Martin Corp.                                                                   79,800          5,176,626
United Technologies Corp.                                                              116,200          5,966,870
                                                                                                       22,911,960
-----------------------------------------------------------------------------------------------------------------
Airlines (0.6%)
SkyWest, Inc.                                                                          267,300          4,859,514
Southwest Airlines Co.                                                                 116,000          1,615,880
                                                                                                        6,475,394
-----------------------------------------------------------------------------------------------------------------
Automotive (0.4%)
BorgWarner, Inc.                                                                        75,900          4,073,553
-----------------------------------------------------------------------------------------------------------------
Banking (2.5%)
Commerce Bancorp, Inc.                                                                 371,300         11,254,103
Compass Bancshares, Inc.                                                                67,167          3,022,515
TCF Financial Corp.                                                                    182,200          4,715,336
Texas Regional Bancshares, Inc.                                                        101,900          3,105,912
U.S. Bancorp                                                                           137,300          4,009,160
Western Alliance Bancorp. +                                                             15,200            386,080
                                                                                                       26,493,106
-----------------------------------------------------------------------------------------------------------------
Biotechnology (2.7%)
Amgen, Inc. +                                                                          140,400          8,488,584
Celgene Corp. +                                                                        144,674          5,898,359
Connetics Corp. +                                                                      133,400          2,353,176
Genzyme Corp. +                                                                         40,500          2,433,645
Invitrogen Corp. +                                                                      65,900          5,488,811
Medicines Co. +                                                                        185,200          4,331,828
                                                                                                       28,994,403
-----------------------------------------------------------------------------------------------------------------
Building Materials (0.6%)
Masco Corp.                                                                            132,500          4,208,200
Sherwin Williams Co.                                                                    44,000          2,071,960
                                                                                                        6,280,160
-----------------------------------------------------------------------------------------------------------------
Cable Television (0.5%)
Comcast Corp. Class A (Special) +                                                      167,100          5,004,645
-----------------------------------------------------------------------------------------------------------------
Chemicals (0.6%)
Brady Corp. Class A                                                                    131,300          4,070,300
PPG Industries, Inc.                                                                    41,200          2,585,712
                                                                                                        6,656,012
-----------------------------------------------------------------------------------------------------------------
Coal (0.8%)
CONSOL Energy, Inc.                                                                    155,300          8,320,974
-----------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.9%)
Arbitron, Inc.                                                                         105,900          4,543,110
Cendant Corp.                                                                          225,400          5,042,198
eBay, Inc. +                                                                           119,400          3,941,394
Google, Inc. Class A +                                                                   4,200          1,235,430
Yahoo!, Inc. +                                                                         153,300          5,311,845
                                                                                                       20,073,977
-----------------------------------------------------------------------------------------------------------------
Communications Equipment (1.8%)
Cisco Systems, Inc. +                                                                  549,800         10,506,678
Comverse Technology, Inc. +                                                            146,763          3,470,945
F5 Networks, Inc. +                                                                    115,800          5,469,813
                                                                                                       19,447,436
-----------------------------------------------------------------------------------------------------------------
Computers (3.5%)
Apple Computer, Inc. +                                                                 126,400          4,652,784
Avid Technology, Inc. +                                                                 69,600          3,708,288
Brocade Communications Systems, Inc. +                                                 718,200          2,786,616
Dell, Inc. +                                                                           285,500         11,280,105
EMC Corp. +                                                                            463,400          6,353,214
Intergraph Corp. +                                                                     117,400          4,045,604
Logitech International SA ADR (Switzerland) +                                           74,545          4,754,480
                                                                                                       37,581,091
-----------------------------------------------------------------------------------------------------------------
Conglomerates (0.1%)
Harsco Corp.                                                                            26,100          1,423,755
-----------------------------------------------------------------------------------------------------------------
Consumer Finance (2.4%)
Capital One Financial Corp.                                                            116,900          9,353,169
Countrywide Financial Corp.                                                            183,400          7,081,074
MBNA Corp.                                                                              97,000          2,537,520
Providian Financial Corp. +                                                            387,600          6,833,388
                                                                                                       25,805,151
-----------------------------------------------------------------------------------------------------------------
Consumer Goods (1.7%)
Blyth Industries, Inc.                                                                 125,800          3,528,690
Energizer Holdings, Inc. +                                                              88,000          5,470,960
Gillette Co. (The)                                                                      46,800          2,369,484
Procter & Gamble Co. (The)                                                              20,500          1,081,375
Tupperware Corp.                                                                       253,300          5,919,621
                                                                                                       18,370,130
-----------------------------------------------------------------------------------------------------------------
Consumer Services (1.2%)
Alliance Data Systems Corp. +                                                           85,900          3,484,104
Labor Ready, Inc. +                                                                    293,400          6,839,154
Talx Corp.                                                                              75,400          2,179,814
                                                                                                       12,503,072
-----------------------------------------------------------------------------------------------------------------
Containers (0.5%)
Pactiv Corp. +                                                                         147,000         $3,172,260
Sealed Air Corp. +                                                                      37,900          1,887,041
                                                                                                        5,059,301
-----------------------------------------------------------------------------------------------------------------
Distributors (0.8%)
Hughes Supply, Inc.                                                                    309,800          8,705,380
-----------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.8%)
WESCO International, Inc. +                                                            277,300          8,701,674
-----------------------------------------------------------------------------------------------------------------
Electronics (4.2%)
Amphenol Corp. Class A                                                                 124,100          4,985,097
Avnet, Inc. +                                                                          263,100          5,927,643
Freescale Semiconductor, Inc. Class A +                                                191,600          4,025,516
Freescale Semiconductor, Inc. Class B +                                                100,200          2,122,236
Intel Corp.                                                                            331,800          8,646,708
Komag, Inc. +                                                                          116,500          3,305,105
MEMC Electronic Materials, Inc. +                                                      392,800          6,194,456
Texas Instruments, Inc.                                                                 82,300          2,310,161
Trimble Navigation, Ltd. +                                                             101,000          3,935,970
Varian Semiconductor Equipment +                                                        98,900          3,659,300
                                                                                                       45,112,192
-----------------------------------------------------------------------------------------------------------------
Energy (2.2%)
CAL Dive International, Inc. +                                                         103,300          5,409,821
Cooper Cameron Corp. +                                                                  95,100          5,900,955
Pride International, Inc. +                                                            268,900          6,910,730
Unit Corp. +                                                                           107,400          4,726,674
                                                                                                       22,948,180
-----------------------------------------------------------------------------------------------------------------
Entertainment (--%)
Speedway Motorsports, Inc.                                                               2,200             80,432
-----------------------------------------------------------------------------------------------------------------
Financial (2.4%)
Chicago Mercantile Exchange Holdings, Inc. (The)                                        32,700          9,662,850
Fannie Mae                                                                             123,000          7,183,200
Freddie Mac                                                                             55,600          3,626,788
Investors Financial Services Corp.                                                      61,200          2,314,584
Moody's Corp.                                                                           52,400          2,355,904
                                                                                                       25,143,326
-----------------------------------------------------------------------------------------------------------------
Food (0.1%)
7-Eleven, Inc. +                                                                        39,400          1,191,456
-----------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.4%)
Crown Holdings, Inc. +                                                                 327,200          4,656,056
-----------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.2%)
Ameristar Casinos, Inc.                                                                231,600          6,042,444
GTECH Holdings Corp.                                                                   222,800          6,514,672
                                                                                                       12,557,116
-----------------------------------------------------------------------------------------------------------------
Health Care Services (7.3%)
Cardinal Health, Inc.                                                                   83,900          4,830,962
Cerner Corp. +                                                                          75,200          5,111,344
Coventry Health Care, Inc. +                                                            48,400          3,424,300
Express Scripts, Inc. +                                                                 71,400          3,568,572
Genesis HealthCare Corp. +                                                             151,400          7,006,792
HCA, Inc.                                                                               66,100          3,745,887
Humana, Inc. +                                                                          54,200          2,153,908
Laboratory Corp. of America Holdings +                                                  32,300          1,611,770
LifePoint Hospitals, Inc. +                                                            125,634          6,347,030
Lincare Holdings, Inc. +                                                               146,700          5,991,228
Pediatrix Medical Group, Inc. +                                                         99,800          7,339,292
Sierra Health Services, Inc. +                                                         115,500          8,253,630
Steris Corp.                                                                           176,600          4,550,982
Triad Hospitals, Inc. +                                                                108,700          5,939,368
UnitedHealth Group, Inc.                                                               130,700          6,814,698
                                                                                                       76,689,763
-----------------------------------------------------------------------------------------------------------------
Homebuilding (2.4%)
Hovnanian Enterprises, Inc. Class A +                                                   78,482          5,117,026
Lennar Corp.                                                                            87,238          5,535,251
NVR, Inc. +                                                                             11,700          9,477,000
Ryland Group, Inc. (The)                                                                67,400          5,113,638
                                                                                                       25,242,915
-----------------------------------------------------------------------------------------------------------------
Insurance (2.7%)
ACE, Ltd. (Bermuda)                                                                     63,900          2,865,915
American International Group, Inc.                                                     241,500         14,031,150
Everest Re Group, Ltd. (Barbados)                                                       44,500          4,138,500
W.R. Berkley Corp.                                                                     201,000          7,171,680
                                                                                                       28,207,245
-----------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.3%)
Calamos Asset Management, Inc. Class A                                                 151,000          4,113,240
Eaton Vance Corp.                                                                       96,600          2,309,706
Goldman Sachs Group, Inc. (The)                                                         57,400          5,855,948
Lehman Brothers Holdings, Inc.                                                          67,200          6,671,616
Nuveen Investments, Inc. Class A                                                       145,800          5,484,996
                                                                                                       24,435,506
-----------------------------------------------------------------------------------------------------------------
Leisure (0.8%)
Brunswick Corp.                                                                         97,600          4,228,032
Harley-Davidson, Inc.                                                                   81,500          4,042,400
                                                                                                        8,270,432
-----------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.3%)
Royal Caribbean Cruises, Ltd.                                                           75,300          3,641,508
-----------------------------------------------------------------------------------------------------------------
Machinery (1.0%)
Cummins, Inc.                                                                           32,900          2,454,669
Parker-Hannifin Corp.                                                                   47,800          2,964,078
Timken Co.                                                                             226,800          5,239,080
                                                                                                       10,657,827
-----------------------------------------------------------------------------------------------------------------
Manufacturing (0.5%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)                                              30,900          2,204,715
Maverick Tube Corp. +                                                                  108,600          3,236,280
                                                                                                        5,440,995
-----------------------------------------------------------------------------------------------------------------
Medical Technology (6.1%)
American Medical Systems Holdings, Inc. +                                              225,400          4,654,510
Bausch & Lomb, Inc.                                                                     94,800          7,868,400
Becton, Dickinson and Co.                                                               74,700          3,919,509
C.R. Bard, Inc.                                                                         97,200          6,464,772
Dade Behring Holdings, Inc.                                                             90,900          5,909,409
DENTSPLY International, Inc.                                                            78,272          4,226,688
DJ Orthopedics, Inc. +                                                                 195,000          5,348,850
Edwards Lifesciences Corp. +                                                            42,700          1,836,954
Kinetic Concepts, Inc. +                                                                55,360          3,321,600
Mentor Corp.                                                                           153,300          6,358,884
Respironics, Inc. +                                                                    175,700          6,344,527
St. Jude Medical, Inc. +                                                                68,900          3,004,729
Varian Medical Systems, Inc. +                                                         130,000          4,852,900
                                                                                                       64,111,732
-----------------------------------------------------------------------------------------------------------------
Metal Fabricators (0.5%)
Mueller Industries, Inc.                                                               188,400          5,105,640
-----------------------------------------------------------------------------------------------------------------
Metals (0.6%)
Steel Dynamics, Inc.                                                                   222,693          5,845,691
-----------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.5%)
Global Imaging Systems, Inc. +                                                         155,000          4,938,300
-----------------------------------------------------------------------------------------------------------------
Oil & Gas (5.0%)
Amerada Hess Corp.                                                                      50,800          5,410,708
Devon Energy Corp.                                                                      63,200          3,202,976
ExxonMobil Corp.                                                                       294,800         16,942,156
Marathon Oil Corp.                                                                     100,800          5,379,696
Newfield Exploration Co. +                                                             106,600          4,252,274
Noble Energy, Inc.                                                                      99,500          7,527,175
Oil States International, Inc. +                                                       203,300          5,117,061
Valero Energy Corp.                                                                     64,900          5,134,239
                                                                                                       52,966,285
-----------------------------------------------------------------------------------------------------------------
Pharmaceuticals (5.5%)
Allergan, Inc.                                                                          26,600          2,267,384
Barr Pharmaceuticals, Inc. +                                                           114,600          5,585,604
Cephalon, Inc. +                                                                       211,900          8,435,739
IVAX Corp. +                                                                           385,500          8,288,250
Johnson & Johnson                                                                      213,800         13,897,000
Owens & Minor, Inc.                                                                    113,500          3,671,725
Par Pharmaceutical Cos., Inc. +                                                         98,600          3,136,466
Pfizer, Inc.                                                                           326,500          9,004,870
Salix Pharmaceuticals, Ltd. +                                                          144,906          2,559,040
Teva Pharmaceutical Industries, Ltd. ADR (Israel)                                       46,500          1,448,010
                                                                                                       58,294,088
-----------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.2%)
Xerox Corp. +                                                                          184,700          2,547,013
-----------------------------------------------------------------------------------------------------------------
Power Producers (0.2%)
AES Corp. (The) +                                                                      154,000          2,522,520
-----------------------------------------------------------------------------------------------------------------
Publishing (0.5%)
Marvel Enterprises, Inc. +                                                             199,800          3,940,056
R. R. Donnelley & Sons Co.                                                              43,200          1,490,832
                                                                                                        5,430,888
-----------------------------------------------------------------------------------------------------------------
Railroads (0.3%)
Norfolk Southern Corp.                                                                 101,800          3,151,728
-----------------------------------------------------------------------------------------------------------------
Restaurants (2.7%)
CEC Entertainment, Inc. +                                                              126,500          5,324,385
Darden Restaurants, Inc.                                                               153,800          5,072,324
McDonald's Corp.                                                                       248,900          6,906,975
Red Robin Gourmet Burgers, Inc. +                                                       68,100          4,220,838
Texas Roadhouse, Inc. Class A +                                                         60,700          2,109,325
Yum! Brands, Inc.                                                                       86,400          4,499,712
                                                                                                       28,133,559
-----------------------------------------------------------------------------------------------------------------
Retail (8.5%)
Abercrombie & Fitch Co. Class A                                                        146,400         10,057,680
Advance Auto Parts, Inc. +                                                              97,800          6,312,990
Aeropostale, Inc. +                                                                    205,100          6,891,360
AutoZone, Inc. +                                                                        19,700          1,821,462
Best Buy Co., Inc.                                                                      72,000          4,935,600
BJ's Wholesale Club, Inc. +                                                            111,200          3,612,888
Claire's Stores, Inc.                                                                  247,100          5,942,755
Coach, Inc. +                                                                           78,100          2,621,817
DSW, Inc. Class A +                                                                     32,750            817,113
Guitar Center, Inc. +                                                                   76,800          4,482,816
Home Depot, Inc. (The)                                                                 148,000          5,757,200
Lowe's Cos., Inc.                                                                       81,500          4,744,930
Michaels Stores, Inc.                                                                  199,700          8,261,589
Office Depot, Inc. +                                                                    92,400          2,110,416
Pantry, Inc. (The) +                                                                   108,800          4,213,824
Ross Stores, Inc.                                                                      166,500          4,813,515
Staples, Inc.                                                                          164,100          3,498,612
Supervalu, Inc.                                                                         58,400          1,904,424
Timberland Co. (The) Class A +                                                         173,900          6,733,408
                                                                                                       89,534,399
-----------------------------------------------------------------------------------------------------------------
Schools (1.7%)
Apollo Group, Inc. Class A +                                                            49,700          3,887,534
Career Education Corp. +                                                               252,500          9,244,025
Education Management Corp. +                                                           140,000          4,722,200
                                                                                                       17,853,759
-----------------------------------------------------------------------------------------------------------------
Semiconductor (1.1%)
Brooks Automation, Inc. +                                                              269,800          4,006,530
Lam Research Corp. +                                                                   245,400          7,101,876
                                                                                                       11,108,406
-----------------------------------------------------------------------------------------------------------------
Shipping (0.7%)
Arkansas Best Corp.                                                                     81,200          2,582,972
J. B. Hunt Transport Services, Inc.                                                    236,000          4,554,800
                                                                                                        7,137,772
-----------------------------------------------------------------------------------------------------------------
Software (5.1%)
Adobe Systems, Inc.                                                                    128,600          3,680,532
Amdocs, Ltd. (Guernsey) +                                                              141,949          3,751,712
Autodesk, Inc.                                                                         121,400          4,172,518
Citrix Systems, Inc. +                                                                 234,300          5,074,938
Computer Associates International, Inc.                                                    256              7,035
Epicor Software Corp. +                                                                306,300          4,043,160
FileNET Corp. +                                                                        106,000          2,664,840
MarketSoft Software Corp. (acquired 8/12/04,
cost $329) (Private) ++ + (F)                                                            5,783                  6
Mercury Interactive Corp. +                                                             51,700          1,983,212
Microsoft Corp. #                                                                      175,700          4,364,388
Oracle Corp. +                                                                         349,600          4,614,720
Parametric Technology Corp. +                                                          600,400          3,830,552
Progress Software Corp. +                                                              151,978          4,582,137
Symantec Corp. +                                                                       121,300          2,637,062
Synopsys, Inc. +                                                                       248,600          4,144,162
WebEx Communications, Inc. +                                                           149,500          3,948,295
                                                                                                       53,499,269
-----------------------------------------------------------------------------------------------------------------
Technology (0.3%)
ON Semiconductor Corp. +                                                               686,570          3,158,222
-----------------------------------------------------------------------------------------------------------------
Technology Services (1.9%)
Equifax, Inc.                                                                          158,200          5,649,322
Fair Isaac Corp.                                                                       154,000          5,621,000
Infospace, Inc. +                                                                      139,100          4,580,563
Ingram Micro, Inc. Class A +                                                           288,000          4,510,080
                                                                                                       20,360,965
-----------------------------------------------------------------------------------------------------------------
Telecommunications (1.0%)
Nextel Communications, Inc. Class A +                                                  150,900          4,875,579
Premiere Global Services, Inc. +                                                       482,700          5,449,683
                                                                                                       10,325,262
-----------------------------------------------------------------------------------------------------------------
Textiles (0.3%)
NIKE, Inc. Class B                                                                      31,900          2,762,540
-----------------------------------------------------------------------------------------------------------------
Tobacco (1.0%)
Altria Group, Inc.                                                                     163,300         10,558,978
-----------------------------------------------------------------------------------------------------------------
Trucks & Parts (0.5%)
Autoliv, Inc. (Sweden)                                                                 110,400          4,835,520
-----------------------------------------------------------------------------------------------------------------
Total common stocks (cost $961,931,542)                                                            $1,031,338,659

-----------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) *
-----------------------------------------------------------------------------------------------------------------
                                                                                        Shares              Value
-----------------------------------------------------------------------------------------------------------------
Asymptote Ser. D, zero % cv. pfd.
(acquired 09/19/00, cost $1,276,083) (Private) ++ + (F)                                 97,860            $20,061
Bowstreet Inc. Series A1 cv. pfd.
(acquired 11/23/04, cost $20,621) (Private) ++ + (F)                                    33,711             20,621
Bowstreet Inc. Series A2 cv. pfd.
(acquired 10/25/00, cost $1,500,000) (Private) ++ + (F)                                 65,033             38,746
CommVault Systems zero % cv. pfd.
(acquired various dates from 01/30/02 through 09/04/03,
cost $1,250,002) (Private) ++ + (F)                                                    399,234          1,501,120
Hyperchip, Inc. Ser. C, 8.00% cv. pfd.
(acquired 09/05/00, cost $150,000) (Private) ++ + (F)                                  170,455                 17
MarketSoft Software Corp. Ser. D, zero % cv. pfd.
(acquired various dates from 12/07/00 through
08/12/04, cost $1,109,670) (Private) ++ + (F)                                          182,257            152,367
NeoPhotonics Corp. cv. pfd.
(acquired 10/05/04, cost $50) (Private) ++ + (F)                                            55                  1
Totality Corp. Ser. D, $0.346 cum. cv. pfd.
(acquired 07/27/00, cost $528,166) (Private) ++ + (F)                                  122,060             36,618
-----------------------------------------------------------------------------------------------------------------
Total convertible preferred stocks (cost $5,834,591)                                                   $1,769,551

-----------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (--%) * (cost $2,285)
-----------------------------------------------------------------------------------------------------------------
                                                          Expiration date/
                                                              strike price     Contract amount              Value
-----------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. (Put)                                      Jul 05/ 35.64             $11,656             $1,239

-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.8%) * (cost $19,484,641)
-----------------------------------------------------------------------------------------------------------------
                                                                                        Shares              Value
-----------------------------------------------------------------------------------------------------------------
Putnam Prime Money Market Fund (e)                                                  19,484,641        $19,484,641
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
Total investments (cost $987,253,059)                                                              $1,052,594,090


  * Percentages indicated are based on net assets of $1,057,754,004.

  + Non-income-producing security.

 ++ Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2005 was $1,769,557 or 0.2% of net assets.

  # A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2005.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

(F) Security is valued at fair value following procedures approved by the Trustees.

    At June 30, 2005, liquid assets totaling $13,393,129 have been designated as collateral for open forward commitments, written options, swap contracts and futures contracts.

    ADR after the name of a foreign holding stands for American Depositary
    Receipts, representing ownership of foreign securities on deposit with a custodian bank.



------------------------------------------------------------------------------
FUTURES CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
------------------------------------------------------------------------------
                       Number of                    Expiration     Unrealized
                       contracts          Value           date   depreciation
------------------------------------------------------------------------------
S&P 500 Index (Long)          10     $2,988,750        Sept 05      ($31,714)

------------------------------------------------------------------------------
WRITTEN OPTIONS OUTSTANDING at 6/30/05 (premiums received $74,577) (Unaudited)
------------------------------------------------------------------------------
                                        Contract  Expiration date/
                                          amount      strike price      Value
------------------------------------------------------------------------------
F5 Networks, Inc. (Put)                  $11,656    Jul 05 / 40.09     $3,876
Hovnanian Enterprises, Inc. (Call)         8,150    Jul 05 / 71.95      2,844
Lennar Corp. (Call)                        8,494    Jul 05 / 68.38      2,589
Par Pharmaceutical Cos., Inc. (Call)      16,092    Jul 05 / 36.14      1,590
Ryland Group, Inc. (Call)                 14,564    Jul 05 / 74.79     44,711
------------------------------------------------------------------------------
Total                                                                 $55,610


------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
------------------------------------------------------------------------------
                                     Notional    Termination     Unrealized
                                       amount           date   depreciation
------------------------------------------------------------------------------
Agreement with Citigroup
Global Markets Limited dated
March 30, 2005 to
receive/(pay) monthly the
notional  amount multiplied by
the total rate of return of
the  Commerce Bancorp Inc. NJ
and pay semi-annually   the
notional amount multiplied by
the six month  USD-LIBOR-BBA
plus 25 basis points.              $1,861,365        3/30/06       $(90,752)

Agreement with Citigroup
Global Markets Limited dated
March 29, 2005 to
receive/(pay) monthly the
notional  amount multiplied by
the total rate of return of
the  Commerce Bancorp, Inc. NJ
and pay semi-annually   the
notional amount multiplied by
the six month  USD-LIBOR-BBA
plus 25 basis points.               5,316,244        3/29/06       (186,019)
------------------------------------------------------------------------------
Total                                                             $(276,771)

The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities 6/30/05 (Unaudited)

-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $967,768,418)                                            $1,033,109,449
Affiliated issuers (identified cost $19,484,641) (Note 5)                                          19,484,641
-------------------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                           1,278,195
-------------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                                247,538
-------------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                     37,221,318
-------------------------------------------------------------------------------------------------------------
Total assets                                                                                   $1,091,341,141

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                                           11
-------------------------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                                  10,615
-------------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                                   26,890,679
-------------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                          2,970,472
-------------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Notes 2 and 5)                                                 1,701,399
-------------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                            439,952
-------------------------------------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                                                226,446
-------------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                            1,859
-------------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                                736,139
-------------------------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $74,577) (Note 1)                             55,610
-------------------------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                                              276,771
-------------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                                277,184
-------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                  33,587,137
-------------------------------------------------------------------------------------------------------------
Net assets                                                                                     $1,057,754,004

-------------------------------------------------------------------------------------------------------------
REPRESENTED BY
-------------------------------------------------------------------------------------------------------------
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)                                  $2,146,230,496
-------------------------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                           (4,907,775)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                          (1,148,619,188)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments   and assets and liabilities in foreign currency        65,050,471
-------------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding                      $1,057,754,004

-------------------------------------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
-------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($606,908,719 divided by 35,447,064 shares)                                                            $17.12
-------------------------------------------------------------------------------------------------------------
Offering price per class A share
(100/94.75 of $17.12)*                                                                                 $18.07
-------------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($368,467,431 divided by 23,278,900 shares)**                                                          $15.83
-------------------------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($43,672,993 divided by 2,675,380 shares)**                                                            $16.32
-------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($26,564,296 divided by 1,632,388 shares)                                                              $16.27
-------------------------------------------------------------------------------------------------------------
Offering price per class M share
(100/96.75 of $16.27)*                                                                                 $16.82
-------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class R share
($41,041 divided by 2,405 shares)                                                                      $17.06
-------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($12,099,524 divided by 701,022 shares)                                                                $17.26
-------------------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.



Statement of operations Six months ended 6/30/05 (Unaudited)

------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends (net of foreign tax of $842) (Note 1)                     $3,901,460
------------------------------------------------------------------------------
Interest (including interest income of $212,068
from investments in affiliated issuers) (Note 5)                       212,068
------------------------------------------------------------------------------
Other income (Note 6)                                                  714,094
------------------------------------------------------------------------------
Total investment income                                              4,827,622

------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                     3,525,609
------------------------------------------------------------------------------
Investor servicing fees (Note 2)                                     3,518,816
------------------------------------------------------------------------------
Custodian fees (Note 2)                                                102,662
------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                              31,888
------------------------------------------------------------------------------
Administrative services (Note 2)                                        21,738
------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                  775,314
------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                1,975,141
------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                  230,280
------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                  105,299
------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                       43
------------------------------------------------------------------------------
Non-recurring costs (Notes 2 and 6)                                      3,039
------------------------------------------------------------------------------
Costs assumed by Manager (Notes 2 and 6)                                (3,039)
------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2 and 5)                   (52,220)
------------------------------------------------------------------------------
Total expenses                                                      10,234,570
------------------------------------------------------------------------------
Expense reduction (Note 2)                                            (499,173)
------------------------------------------------------------------------------
Net expenses                                                         9,735,397
------------------------------------------------------------------------------
Net investment loss                                                 (4,907,775)
------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                    88,654,751
------------------------------------------------------------------------------
Net realized loss on swap contracts (Note 1)                           (38,139)
------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                       (335,379)
------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                   355,431
------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                    526
------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts,
swap contracts, and written options during the period             (100,325,258)
------------------------------------------------------------------------------
Net loss on investments                                            (11,688,068)
------------------------------------------------------------------------------
Net decrease in net assets resulting from operations              $(16,595,843)

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

-----------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
-----------------------------------------------------------------------------------------
                                                        Six months ended       Year ended
                                                                 6/30/05*        12/31/04
-----------------------------------------------------------------------------------------
Operations:
Net investment loss                                          $(4,907,775)    $(13,837,689)
-----------------------------------------------------------------------------------------
Net realized gain on investments                              88,636,664      127,236,871
-----------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and assets and liabilities in foreign currencies            (100,324,732)     (36,054,755)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                              (16,595,843)       77,344,427
-----------------------------------------------------------------------------------------
Redemption fees (Note 1)                                           2,924              482
-----------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)           (167,292,088)    (389,305,147)
-----------------------------------------------------------------------------------------
Total decrease in net assets                                (183,885,007)    (311,960,238)

-----------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------
Beginning of period                                        1,241,639,011    1,553,599,249
-----------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income of $4,907,775 and $--, respectively)    $1,057,754,004   $1,241,639,011

* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights (For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------
                                Six months ended**                                 Year ended
                                     6/30/05        12/31/04        12/31/03        12/31/02        12/31/01       12/31/00
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $17.27          $16.12          $12.16          $17.19          $24.75         $38.45
-----------------------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment loss (a)                 (.05) (d,h)     (.11) (d,g)     (.12)           (.13)           (.15)          (.26)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.10)           1.26            4.08           (4.90)          (7.41)        (12.03)
-----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.15)           1.15            3.96           (5.03)          (7.56)        (12.29)
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
From net realized gain
on investments                            --              --              --              --              --          (1.40)
-----------------------------------------------------------------------------------------------------------------------------
From return of capital                    --              --              --              --              --           (.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                       --              --              --              --              --          (1.41)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees                           -- (e)          -- (e)          --              --              --             --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $17.12          $17.27          $16.12          $12.16          $17.19         $24.75
-----------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (0.87) (h)*      7.13           32.57          (29.26)         (30.55)        (32.24)

-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $606,909        $687,124        $798,401        $780,198      $1,023,512     $1,518,521
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .77 (d)*       1.43 (d)        1.34            1.26            1.10            .99
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.29) (d,h)*    (.69) (d,g)     (.88)           (.90)           (.80)          (.74)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 75.11 *         93.19           61.97           74.98 (f)       83.46         104.69


  * Not annualized.

 ** Unaudited.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime
    Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended June 30, 2005 and December 31, 2004 reflect a reduction of less than 0.01% of average net assets for class A shares. (Notes 2 and 5).

(e) Amounts less than $0.01 per share

(f) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam New Century Growth Fund and Putnam Technology
    Fund.

(g) Reflects a special dividend which amounts to $0.02 per share and 14% of average net assets.

(h) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.06% of average net assets for class A shares (Note 6).

    The accompanying notes are an integral part of these financial statements.





Financial highlights (For a common share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------
                                Six months ended**                             Year ended
                                    6/30/05       12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $16.03         $15.07         $11.46         $16.32         $23.67        $37.13
-----------------------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment loss (a)                (.10) (d,h)    (.22) (d,g)    (.21)          (.22)          (.28)         (.51)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (.10)          1.18           3.82          (4.64)         (7.07)       (11.54)
-----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (.20)           .96           3.61          (4.86)         (7.35)       (12.05)
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
From net realized gain
on investments                           --             --             --             --             --         (1.40)
-----------------------------------------------------------------------------------------------------------------------------
From return of capital                   --             --             --             --             --          (.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                      --             --             --             --             --         (1.41)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees                          -- (e)         -- (e)         --             --             --            --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $15.83         $16.03         $15.07         $11.46         $16.32        $23.67
-----------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (1.25) (h)*     6.37          31.50         (29.78)        (31.05)       (32.75)

-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $368,467       $455,259       $624,076       $596,850       $769,099    $1,363,831
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              1.14 (d)*      2.18 (d)       2.09           2.01           1.85          1.74
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (.66) (d,h)*  (1.45) (d,g)   (1.63)         (1.65)         (1.54)        (1.49)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                75.11 *        93.19          61.97          74.98 (f)      83.46        104.69


  * Not annualized.

 ** Unaudited.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime
    Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended June 30, 2005 and December 31, 2004 reflect a reduction of less than 0.01% of average net assets for class B shares. (Notes 2 and 5).

(e) Amounts less than $0.01 per share

(f) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam New Century Growth Fund and Putnam Technology
    Fund.

(g) Reflects a special dividend which amounts to $0.02 per share and 14% of average net assets.

(h) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.06% of average net assets for class B shares (Note 6).

    The accompanying notes are an integral part of these financial statements.





Financial highlights (For a common share outstanding throughout the period)

CLASS C
-----------------------------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------
                                Six months ended**                             Year ended
                                    6/30/05       12/31/04       12/31/03       12/31/02       12/31/01       12/31/00
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $16.53         $15.55         $11.81         $16.82         $24.40        $38.21
-----------------------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment loss (a)                (.11) (d,h)    (.22) (d,g)    (.22)          (.22)          (.29)         (.53)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (.10)           1.20           3.96          (4.79)         (7.29)       (11.87)
-----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 (.21)            .98           3.74          (5.01)         (7.58)       (12.40)
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
From net realized gain
on investments                           --             --             --             --             --         (1.40)
-----------------------------------------------------------------------------------------------------------------------------
From return of capital                   --             --             --             --             --          (.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                      --             --             --             --             --         (1.41)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees                          -- (e)         -- (e)         --             --             --            --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $16.32         $16.53         $15.55         $11.81         $16.82        $24.40
-----------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (1.27) (h)*     6.30          31.67         (29.79)        (31.07)       (32.74)

-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $43,673        $52,679        $68,306        $70,454        $75,676      $119,909
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              1.14 (d)*      2.18 (d)       2.09           2.01           1.85          1.74
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (.66) (d,h)*  (1.45) (d,g)   (1.63)         (1.65)         (1.55)        (1.49)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                75.11 *        93.19          61.97          74.98 (f)      83.46        104.69

  * Not annualized.

 ** Unaudited.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money
    Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended June 30, 2005 and December
    31, 2004 reflect a reduction of less than 0.01% of average net assets for class C shares. (Notes 2 and 5).

(e) Amounts less than $0.01 per share

(f) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam New Century Growth Fund and Putnam Technology Fund.

(g) Reflects a special dividend which amounts to $0.02 per share and 14% of average net assets.

(h) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.06% of average net assets for class C shares (Note 6).

    The accompanying notes are an integral part of these financial statements.





Financial highlights (For a common share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                Six months ended**                             Year ended
                                    6/30/05       12/31/04       12/31/03       12/31/02       12/31/01      12/31/00
----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $16.46         $15.44         $11.71         $16.63         $24.05        $37.61
----------------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment loss (a)                (.09) (d,h)    (.18) (d,g)    (.19)          (.19)          (.24)         (.43)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (.10)           1.20           3.92          (4.73)         (7.18)       (11.72)
----------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 (.19)           1.02           3.73          (4.92)         (7.42)       (12.15)
----------------------------------------------------------------------------------------------------------------------
Less distributions:
From net realized gain
on investments                           --             --             --             --             --         (1.40)
----------------------------------------------------------------------------------------------------------------------
From return of capital                   --             --             --             --             --          (.01)
----------------------------------------------------------------------------------------------------------------------
Total distributions                      --             --             --             --             --         (1.41)
----------------------------------------------------------------------------------------------------------------------
Redemption fees                          -- (e)         -- (e)         --             --             --            --
----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $16.27         $16.46         $15.44         $11.71         $16.63        $24.05
----------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (1.16) (h)*     6.61          31.85         (29.59)        (30.85)       (32.59)

----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $26,564        $32,508        $42,555        $44,378        $71,777      $121,244
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              1.01 (d)*      1.93 (d)       1.84           1.76           1.60          1.49
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (.54) (d,h)*  (1.20) (d,g)   (1.38)         (1.40)         (1.29)        (1.24)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                75.11 *        93.19          61.97          74.98 (f)      83.46        104.69


  * Not annualized.

 ** Unaudited.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money
    Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended June 30, 2005 and December
    31, 2004 reflect a reduction of less than 0.01% of average net assets for class M shares. (Notes 2 and 5).

(e) Amounts less than $0.01 per share

(f) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam New Century Growth Fund and Putnam Technology Fund.

(g) Reflects a special dividend which amounts to $0.02 per share and 14% of average net assets.

(h) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.06% of average net assets for class M shares (Note 6).

    The accompanying notes are an integral part of these financial statements.





Financial highlights (For a common share outstanding throughout the period)

CLASS R
----------------------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                              Six months ended**         Year ended                  Period
                                                  6/30/05                  12/31/04             12/1/03+ - 12/31/03
----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $17.23                    $16.12                  $16.32
----------------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment loss (a)                              (.07) (d,h)               (.14) (d,g)             (.01)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.10)                     1.25                    (.19)
----------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.17)                     1.11                    (.20)
----------------------------------------------------------------------------------------------------------------------
Redemption fees                                        -- (e)                    -- (e)                  --
----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $17.06                    $17.23                  $16.12
----------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                               (.99) (h)*                6.89                   (1.23) *

----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                        $41                        $3                      $1
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                             .89 (d)*                 1.68 (d)                 .13 *
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                            (.41) (d,h)*              (.90) (d,g)             (.10) *
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              75.11 *                   93.19                   61.97

  + Commencement of operations.

  * Not annualized.

 ** Unaudited.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money
    Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended June 30, 2005 and December
    31, 2004 reflect a reduction of less than 0.01% of average net assets for class R shares. (Notes 2 and 5).

(e) Amounts less than $0.01 per share

(g) Reflects a special dividend which amounts to $0.02 per share and 14% of average net assets.

(h) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.06% of average net assets for class R shares (Note 6).

    The accompanying notes are an integral part of these financial statements.





Financial highlights (For a common share outstanding throughout the period)

CLASS Y
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
                                                                 Six months                                    Period
                                                                   ended**             Year ended             3/4/02+ -
                                                                  6/30/05       12/31/04       12/31/03      12/31/02
-----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                $17.39         $16.19         $12.18        $16.02
-----------------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment loss (a)                                              (.03)(d,h)     (.08)(d,g)     (.09)         (.07)
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                           (.10)          1.28           4.10         (3.77)
-----------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                (.13)          1.20           4.01         (3.84)
-----------------------------------------------------------------------------------------------------------------------
Redemption fees                                                        --(e)          --(e)          --            --
-----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                      $17.26         $17.39         $16.19        $12.18
-----------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                              (0.75)(h)*      7.41          32.92        (23.97) *

-----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $12,100        $14,065        $20,261       $15,413
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             .64(d)*       1.18(d)        1.09           .84 *
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                            (.16)(d,h)*    (.46)(d,g)     (.63)         (.54) *
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                 75.11*      93.19          61.97         74.98 (f)

  + Commencement of operations.

  * Not annualized.

 ** Unaudited.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money
    Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended June 30, 2005 and December
    31, 2004 reflect a reduction of less than 0.01% of average net assets for class Y shares. (Notes 2 and 5).

(e) Amounts less than $0.01 per share

(f) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam New Century Growth Fund and Putnam Technology Fund.

(g) Reflects a special dividend which amounts to $0.02 per share and 14% of average net assets.

(h) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.06% of average net assets for class Y shares (Note 6).

    The accompanying notes are an integral part of these financial statements.



Notes to financial statements 6/30/05 (Unaudited)

Note 1: Significant accounting policies

Putnam Discovery Growth Fund ("the fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks long-term growth of capital by investing primarily in a portfolio of common stocks of U.S. companies with a focus on growth stocks.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.25% and 3.25%, respectively, and do not pay a contingent deferred sales charge. Prior to April 1, 2005, the maximum front-end sales charge for class M shares was 3.50%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans are sold without a front-end sales charge or a contingent deferred sales charge. The expenses for class A, class B, class C, class M and class R shares may differ based on each class' distribution fee, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

A 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issues of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Securities purchased or sold on a forward commitment basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2004, the fund had a capital loss carryover of $1,232,381,005 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

---------------------------------------
 Loss Carryover              Expiration
---------------------------------------
    $67,254,900       December 31, 2007
---------------------------------------
     22,418,300       December 31, 2008
---------------------------------------
    760,397,121       December 31, 2009
---------------------------------------
    372,597,779       December 31, 2010
---------------------------------------
      9,712,905       December 31, 2011
---------------------------------------

The aggregate identified cost on a tax basis is $991,730,216, resulting in gross unrealized appreciation and depreciation of $101,076,114 and $40,212,240, respectively, or net unrealized appreciation of $60,863,874.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through December 31, 2005 to the extent necessary to ensure that the fund's expenses do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund's expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund's last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses. For the period ended June 30, 2005, Putnam Management waived $40,467 of its management fee from the fund.

For the period ended June 30, 2005, Putnam Management has assumed $3,039 of legal, shareholder servicing and communication, audit and Trustee fees incurred by the fund in connection with certain legal and regulatory matters (including those described in Note 6).

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At June 30, 2005, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of a security purchased.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. PFTC receives fees for custody services based on the fund's asset level, the number of its security holdings and transaction volumes. Putnam Investor Services,a division of PFTC, provides investor servicing agent functions to the fund. Putnam Investor Services receives fees for investor servicing based on the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. During the six months ended June 30, 2005, the fund paid PFTC $3,618,669 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended, June 30, 2005 the fund's expenses were reduced by $499,173 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $410, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings. George Putnam III, who is not an independent Trustee, also receives the foregoing fees for his services as Trustee.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00% ,1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended June 30, 2005, Putnam Retail Management, acting as underwriter, received net commissions of $26,759 and $1,193 from the sale of class A and class M shares, respectively, and received $422,314 and $791 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended June 30, 2005, Putnam Retail Management, acting as underwriter, received $181 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the six months ended June 30, 2005, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $830,752,636 and $1,005,872,898, respectively. There were no purchases or sales of U.S. government securities.

Written option transactions during the year are summarized as follows:

-------------------------------------------
                       Contract    Premiums
                        Amounts    Received
-------------------------------------------
Written options
outstanding at
beginning of period     328,551    $148,500
-------------------------------------------
Options opened          621,951     377,150
Options exercised       (91,216)    (49,115)
Options expired        (722,787)   (393,210)
Options closed          (77,543)     (8,748)
-------------------------------------------
Written options
outstanding at
end of period            58,956     $74,577


Note 4: Capital shares

At June 30, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

------------------------------------------------------------------------
Class A                                          Shares           Amount
------------------------------------------------------------------------

Six months ended 6/30/05:

Shares sold                                   2,585,873      $43,054,829
------------------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distributions                                     --               --
------------------------------------------------------------------------
                                              2,585,873       43,054,829
------------------------------------------------------------------------
Shares
repurchased                                  (6,926,756)    (115,714,275)
------------------------------------------------------------------------
Net decrease                                 (4,340,883)    $(72,659,446)

Year ended 12/31/04:

Shares sold                                   7,832,132     $125,324,822
------------------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distributions                                     --               --
------------------------------------------------------------------------
                                              7,832,132      125,324,822
------------------------------------------------------------------------
Shares
repurchased                                 (17,566,296)    (283,079,798)
------------------------------------------------------------------------
Net decrease                                 (9,734,164)   $(157,754,976)

------------------------------------------------------------------------
Class B                                          Shares           Amount
------------------------------------------------------------------------

Six months ended 6/30/05:

Shares sold                                     542,391       $8,380,578
------------------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distributions                                     --               --
------------------------------------------------------------------------
                                                542,391        8,380,578
------------------------------------------------------------------------
Shares
repurchased                                  (5,671,057)     (87,627,658)
------------------------------------------------------------------------
Net decrease                                 (5,128,666)    $(79,247,080)

Year ended 12/31/04:

Shares sold                                   1,584,533      $23,831,395
------------------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distributions                                     --               --
------------------------------------------------------------------------
                                              1,584,533       23,831,395
------------------------------------------------------------------------
Shares
repurchased                                 (14,575,376)    (217,514,101)
------------------------------------------------------------------------
Net decrease                                (12,990,843)   $(193,682,706)

------------------------------------------------------------------------
Class C                                          Shares           Amount
------------------------------------------------------------------------

Six months ended 6/30/05:

Shares sold                                      61,313         $977,375
------------------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distributions                                     --               --
------------------------------------------------------------------------
                                                 61,313          977,375
------------------------------------------------------------------------
Shares
repurchased                                    (573,311)      (9,158,601)
------------------------------------------------------------------------
Net decrease                                   (511,998)     $(8,181,226)

Year ended 12/31/04:

Shares sold                                     199,210       $3,075,195
------------------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distributions                                     --               --
------------------------------------------------------------------------
                                                199,210        3,075,195
------------------------------------------------------------------------
Shares
repurchased                                  (1,405,725)     (21,759,877)
------------------------------------------------------------------------
Net decrease                                 (1,206,515)    $(18,684,682)

------------------------------------------------------------------------
Class M                                          Shares           Amount
------------------------------------------------------------------------

Six months ended 6/30/05:

Shares sold                                      53,161         $848,400
------------------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distributions                                     --               --
------------------------------------------------------------------------
                                                 53,161          848,400
------------------------------------------------------------------------
Shares
repurchased                                    (396,289)      (6,297,780)
------------------------------------------------------------------------
Net decrease                                   (343,128)     $(5,449,380)

Year ended 12/31/04:

Shares sold                                     176,920       $2,727,065
------------------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distributions                                     --               --
------------------------------------------------------------------------
                                                176,920        2,727,065
------------------------------------------------------------------------
Shares
repurchased                                    (957,538)     (14,716,348)
------------------------------------------------------------------------
Net decrease                                   (780,618)    $(11,989,283)

------------------------------------------------------------------------
Class R                                          Shares           Amount
------------------------------------------------------------------------

Six months ended 6/30/05:

Shares sold                                       2,240          $37,618
------------------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distributions                                     --               --
------------------------------------------------------------------------
                                                  2,240           37,618
------------------------------------------------------------------------
Shares
repurchased                                        (19)            (322)
------------------------------------------------------------------------
Net increase                                      2,221          $37,296

Year ended 12/31/04:

Shares sold                                         123           $2,053
------------------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distributions                                     --               --
------------------------------------------------------------------------
                                                    123            2,053
------------------------------------------------------------------------
Shares
repurchased                                          --*              (2)
------------------------------------------------------------------------
Net increase                                        123           $2,051

* Amount represents less than 1 share

------------------------------------------------------------------------
Class Y                                          Shares           Amount
------------------------------------------------------------------------

Six months ended 6/30/05:

Shares sold                                      77,077       $1,316,093
------------------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distributions                                     --               --
------------------------------------------------------------------------
                                                 77,077        1,316,093
------------------------------------------------------------------------
Shares
repurchased                                    (184,911)      (3,108,345)
------------------------------------------------------------------------
Net decrease                                   (107,834)     $(1,792,252)

Year ended 12/31/04:

Shares sold                                     166,823       $2,750,464
------------------------------------------------------------------------
Shares issued
in connection
with reinvestment
of distributions                                     --               --
------------------------------------------------------------------------
                                                166,823        2,750,464
------------------------------------------------------------------------
Shares
repurchased                                    (609,291)      (9,946,015)
------------------------------------------------------------------------
Net decrease                                   (442,468)     $(7,195,551)

At June 30, 2005, Putnam, LLC owned 61 class R shares of the fund (3% of class R shares outstanding), valued at $1,045.

Note 5: Investment in Putnam Prime Money Market Fund

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended June 30, 2005, management fees paid were reduced by $11,753 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $212,068 for the period ended June 30, 2005.

During the period ended June 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $211,894,484 and $220,969,107, respectively.

Note 6: Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders following approval of the plan by the SEC and the Massachusetts Securities Division.

The Securities and Exchange Commission's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

On March 23, 2005, Putnam Management entered into a settlement with the Securities and Exchange Commission resolving its inquiry into Putnam Management's alleged failure to fully and effectively disclose a former brokerage allocation practice to the Board of Trustees and shareholders of the Putnam Funds. This practice, which Putnam Management ceased as of January 1, 2004, involved allocating a portion of the brokerage on mutual fund portfolio transactions to certain broker-dealers who sold shares of Putnam mutual funds. Under the settlement order, Putnam Management has paid a civil penalty of $40 million and disgorgement of $1 to the Securities and Exchange Commission. These amounts, which are included in Other income on the Statement of operations, subsequently will be distributed to certain Putnam funds pursuant to a plan to be approved by the Securities and Exchange Commission. As part of the settlement, Putnam Management neither admitted nor denied any wrongdoing.

Putnam Investments has recorded a charge of $30million for the estimated cost that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs' claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management's and Putnam Retail Management's ability to provide services to their clients, including the fund.

Shareholder meeting results (Unaudited)

A special meeting of shareholders of the fund was held on November 11, 2004. At that meeting consideration of certain proposals was adjourned to a final meeting held on January 10, 2005.

November 11, 2004 meeting

At the meeting, each of the nominees for Trustees was elected, as follows:

--------------------------------------------------
                                         Votes
                           Votes For     Withheld
--------------------------------------------------
Jameson A. Baxter          42,091,343    2,330,752
--------------------------------------------------
Charles B. Curtis          42,090,087    2,332,008
--------------------------------------------------
Myra R. Drucker            42,081,900    2,340,195
--------------------------------------------------
Charles E. Haldeman, Jr.   42,094,415    2,327,680
--------------------------------------------------
John A. Hill               42,089,353    2,332,742
--------------------------------------------------
Ronald J. Jackson*         42,116,829    2,305,266
--------------------------------------------------
Paul L. Joskow             42,103,615    2,318,480
--------------------------------------------------
Elizabeth T. Kennan        42,068,680    2,353,415
--------------------------------------------------
John H. Mullin, III        42,100,974    2,321,121
--------------------------------------------------
Robert E. Patterson        42,101,451    2,320,644
--------------------------------------------------
George Putnam, III         42,078,826    2,343,269
--------------------------------------------------
A.J.C. Smith+              42,035,054    2,387,041
--------------------------------------------------
W. Thomas Stephens         42,087,663    2,334,432
--------------------------------------------------
Richard B. Worley          42,072,197    2,349,898
--------------------------------------------------

* Mr. Jackson retired from the Board of Trustees on June 10, 2005.

+ Mr. Smith retired from the Board of Trustees on January 14, 2005.

  All tabulations are rounded to nearest whole number.


------------------------------------------------------------------------------
January 10, 2005 meeting

A proposal to amend the fund's fundamental investment restriction with respect to borrowing to allow the fund the investment flexibility permitted by the Investment Company Act was defeated as follows:

--------------------------------------------------------
Votes For         Votes Against   Abstentions
--------------------------------------------------------
29,165,312        3,117,501       11,832,051
--------------------------------------------------------

A proposal to amend the fund's fundamental investment restriction with respect to making loans to enhance the fund's ability to participate in an interfund borrowing and lending program was defeated as follows:

--------------------------------------------------------
Votes For         Votes Against   Abstentions
--------------------------------------------------------
29,329,628        2,940,975       11,844,261
--------------------------------------------------------

A proposal to amend the fund's fundamental investment restriction with respect to diversification of investments to enhance the fund's ability to invest in registered investment companies such as Putnam Prime Money Market Fund was approved as follows:

--------------------------------------------------------
Votes For         Votes Against   Abstentions
--------------------------------------------------------
30,821,831        1,582,864       11,710,169
--------------------------------------------------------

A proposal to amend the fund's Agreement and Declaration of Trust to permit the fund to satisfy redemption requests other than in cash was defeated as follows:

--------------------------------------------------------
Votes For         Votes Against   Abstentions
--------------------------------------------------------
29,715,837        2,256,776       12,142,251
--------------------------------------------------------

All tabulations are rounded to nearest whole number.


Brokerage commissions (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are the largest relationships based upon brokerage commissions for your fund and the other funds in Putnam's U.S. Small- and Mid-Cap group for the year ended June 30, 2005. The other Putnam mutual funds in this group are Putnam Capital Opportunities Fund, Putnam Mid Cap Value Fund, Putnam New Opportunities Fund, Putnam OTC & Emerging Growth Fund, Putnam Small Cap Growth Fund, Putnam Small Cap Value Fund, Putnam Vista Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Mid Cap Value Fund, Putnam VT New Opportunities Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, and Putnam VT Vista Fund.

The top five firms that received brokerage commissions for trades executed for the U.S. Small- and Mid-Cap group are (in descending order) Citigroup Global Markets, Goldman Sachs, JP Morgan Clearing, Merrill Lynch, and SG Cowen. Commissions paid to these firms together represented approximately 37% of the total brokerage commissions paid for the year ended June 30, 2005.

Commissions paid to the next 10 firms together represented approximately 37% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns & Company, CIBC World Markets, Credit Suisse First Boston, Deutsche Bank Securities, Lazard Freres & Co., Lehman Brothers, Morgan Stanley Dean Witter, RBC Capital Markets, and UBS Warburg.

Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.




Fund information

Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary
Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
W. Thomas Stephens
Richard B. Worley

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer
and Principal Accounting Officer

Daniel T. Gallagher
Senior Vice President,
Staff Counsel and
Compliance Liaison

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Charles A. Ruys de Perez
Vice President and
Chief Compliance Officer

Judith Cohen
Vice President, Clerk and
Assistant Treasurer

Wanda M. McManus
Vice President, Senior Associate
Treasurer and Assistant Clerk

Nancy T. Florek
Vice President, Assistant Clerk,
Assistant Treasurer and
Proxy Manager

This report is for the information of shareholders of Putnam Discovery Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


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PUTNAM INVESTMENTS

One Post Office Square
Boston, Massachusetts 02109

www.putnam.com

1-800-225-1581

Founded in 1937, Putnam Investments began with the principle that a balance between risk and reward is the mark of a well-rounded financial program. Today, we manage money with a focus on seeking consistent results over time. This balanced approach continues to underscore everything we do.

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS


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Not FDIC Insured   May Lose Value   No Bank Guarantee

SA017 226463 8/05


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Putnam Discovery Growth Fund
Supplement to Semiannual Report dated 6/30/05

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 6/30/05

                                                                        NAV
Life of fund (since class A inception, 4/14/93)
Annual average                                                         8.09%
10 years                                                              72.72
Annual average                                                         5.62
5 years                                                              -51.62
Annual average                                                       -13.52
1 year                                                                 3.48
6 months                                                              -0.75

Share value:                                                            NAV

12/31/04                                                             $17.39
6/30/05                                                              $17.26


Distributions:        No.  Income      Capital gains                  Total
                       0     --   Long-term   Short-term               --
                                     --           --
----------------------------------------------------------------------------
Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

Performance assumes reinvestment of distributions and does not account for taxes. Returns shown for class Y shares for periods prior to their inception (3/4/02) are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. Returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.

For a portion of the period, this fund limited expenses, without which returns would have been lower.

A short-term trading fee of up to 2% may apply.

Please see pages 14-15 of the accompanying shareholder report for a discussion of the information appearing in the tables below:
----------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming actual returns for the 6 months ended 6/30/05

                                                                     Class Y
Expenses paid per $1,000*                                              $6.37
Ending value (after expenses)                                        $992.50
----------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming a hypothetical 5% annualized return for the 6 months ended 6/30/05

                                                                     Class Y
Expenses paid per $1,000*                                              $6.46
Ending value (after expenses)                                      $1,018.40
----------------------------------------------------------------------------
EXPENSE RATIO COMPARISON USING ANNUALIZED DATA

Your fund's annualized expense ratio +                                 1.29%
Average annualized expense ratio for Lipper peer group ++              1.32%

 + For the fund's most recent fiscal half year; may differ from expense rations based on one-year data in financial highlights.

++ For class Y shares, Putnam has adjusted the Lipper total expense average to reflect that class Y shares do not incur 12b-1 fees.
----------------------------------------------------------------------------





Item 2. Code of Ethics:
----------------------------------------------------------------------------

Not applicable

Item 3. Audit Committee Financial Expert:
----------------------------------------------------------------------------

Not applicable

Item 4. Principal Accountant Fees and Services:
----------------------------------------------------------------------------

Not applicable

Item 5. Audit Committee:
----------------------------------------------------------------------------

Not applicable

Item 6. Schedule of Investments:
----------------------------------------------------------------------------

Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
----------------------------------------------------------------------------
Management Investment Companies:
--------------------------------

Not applicable

Item 8. Purchases of Equity Securities by Closed-End Management Investment
----------------------------------------------------------------------------
Companies and Affiliated Purchasers:
------------------------------------

Not applicable

Item 9. Submission of Matters to a Vote of Security Holders:
----------------------------------------------------------------------------
Not applicable

Item 10. Controls and Procedures:
----------------------------------------------------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 11. Exhibits:
----------------------------------------------------------------------------
(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):         /s/Michael T. Healy
                                  -------------------------
                                  Michael T. Healy
                                  Principal Accounting Officer
Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):         /s/Charles E. Porter
                                  -------------------------
                                  Charles E. Porter
                                  Principal Executive Officer
Date: August 29, 2005

By (Signature and Title):         /s/Steven D. Krichmar
                                  -------------------------
                                  Steven D. Krichmar
                                  Principal Financial Officer
Date: August 29, 2005